The Millicom Group - A.2. Joint Ventures (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 18, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Statutory reserves unavailable for distribution		$ 310	$ 306	$ 324
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures		2,797
Investments in joint ventures		2,642	2,797
Joint ventures
Disclosure of joint ventures [line items]
Total net assets		3,072	3,346
Statutory reserves unavailable for distribution		153	142
Dividends and advances paid to Millicom		71	237
Guatemala joint ventures
Disclosure of joint ventures [line items]
Total net assets		$ 1,662	$ 1,767	$ 1,796
Proportion of ownership interest in joint venture	55.00%	55.00%	55.00%	55.00%
Dividends and advances paid to Millicom		$ 47	$ 209	$ 211
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures		2,089	2,104
Disposal of the Group's investments in Navega to Celtel		0
Results for the year		144	152	131
Accounting policy changes			0
Results for the year		144	152	131
Utilization of past unrecognized losses			0
Capital increase			0
Dividends declared during the year		(199)	(170)
Currency exchange differences		(3)	2
Investments in joint ventures		$ 2,031	$ 2,089	2,104
Comunicaciones Celulares S.A
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		55.00%	55.00%
Navega.com S.A.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		55.00%	55.00%
Honduras joint ventures
Disclosure of joint ventures [line items]
Total net assets		$ (8)	$ 176	$ 198
Proportion of ownership interest in joint venture		66.70%	66.70%	66.70%
Dividends and advances paid to Millicom		$ 24	$ 28	$ 32
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures		708	730
Disposal of the Group's investments in Navega to Celtel		(83)
Results for the year		27	27	23
Accounting policy changes			0
Results for the year		27	27	23
Utilization of past unrecognized losses			0
Capital increase			0
Dividends declared during the year		(55)	(37)
Currency exchange differences		13	(12)
Investments in joint ventures		$ 610	$ 708	730
Telefonica Celular S.A
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		66.70%	66.70%
Navega S.A. de CV
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		66.70%	66.70%
Ghana joint ventures
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures		$ 0
Investments in joint ventures		0	$ 0
Ghana
Disclosure of joint ventures [line items]
Total net assets		$ (263)	$ (223)	$ (63)
Proportion of ownership interest in joint venture		50.00%	50.00%	50.00%
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures		$ 0	$ 32
Disposal of the Group's investments in Navega to Celtel		0
Results for the year		0	(40)	$ (68)
Accounting policy changes			0
Results for the year		0	(40)	(68)
Utilization of past unrecognized losses			(5)
Capital increase			5
Dividends declared during the year		0	0
Currency exchange differences		0	8
Investments in joint ventures		$ 0	$ 0	$ 32
Bharti Airtel Ghana Holdings B.V.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%